OTHER CURRENT ASSETS - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER CURRENT ASSETS
Provision for doubtful accounts of other current assets	$ 56,341	$ 0	$ 0
Other current assets, write off	$ 35,976	$ 0	$ 0